Schedule I (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Cash Provided by (Used in) Operating Activities		$ 113	$ 142	$ 128
Revenue, Net	[1]	2,331	2,233	2,289
Cash and Cash Equivalents, at Carrying Value		174	228
Other Assets, Current		51	50
Assets, Current		993	948
Equity Method Investments		19	20
Assets	[2]	2,717	2,606
Accounts Payable, Current		286	238
Long-term Debt, Current Maturities		36	36
Liabilities, Current		512	477
Other Liabilities, Noncurrent		74	73
Liabilities		2,173	2,124
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		544	482	626	$ 769
Liabilities and Equity		2,717	2,606
Cost of Goods Sold		1,831	1,845	1,894
Gross Profit		500	388	395
Selling, General and Administrative Expense		333	347	285
Restructuring Charges		5	4
Operating Income (Loss)		88	(84)	11
Interest Income (Expense), Net		80	76	79
Nonoperating Income (Expense)		8	7	(3)
Gains Losses On Extinguishment And Exchange Of Debt		0	9	7
Reorganization Items		1	2	8
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest		15	(146)	(72)
Income Tax Expense (Benefit)		15	18	13
Income (Loss) from Operations before Extraordinary Items		0	(164)	(85)
Net Income (Loss) Attributable to Parent		0	(163)	(83)
Income (Loss) from Equity Method Investments		0	(163)	(83)
Net Cash Provided by (Used in) Investing Activities		(168)	(117)	(116)
Proceeds from (Repayments of) Short-term Debt		(1)	0	(1)
Repayments of Long-term Debt		0	16	10
Proceeds from Other Equity		0	0	1
Net Cash Provided by (Used in) Financing Activities		(1)	(16)	(10)
Cash		173	224	217	223
MPM Holdings Inc [Member] [Domain]
Net Cash Provided by (Used in) Operating Activities		(1)	(1)	(1)
Revenue, Net		0	0	0
Equity Method Investments		545	484
Assets		545	484
Other Liabilities, Current		1	1
Liabilities, Current		1	1
Other Liabilities, Noncurrent		0	1
Liabilities		1	2
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		544	482
Liabilities and Equity		545	484
Cost of Goods Sold		0	0	0
Gross Profit		0	0	0
Selling, General and Administrative Expense		1	2	1
Restructuring Charges		0	0	0
Operating Income (Loss)		(1)	(2)	(1)
Interest Income (Expense), Net		0	0	0
Nonoperating Income (Expense)		0	0	0
Gains Losses On Extinguishment And Exchange Of Debt		0	0	0
Reorganization Items		0	0	0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest		15	(146)	(72)
Income Tax Expense (Benefit)		0	0	0
Income (Loss) from Operations before Extraordinary Items		(1)	(2)	(1)
Net Income (Loss) Attributable to Parent		1	(161)	(82)
Income (Loss) from Equity Method Investments		0	(163)	(83)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest				(147)
Net Cash Provided by (Used in) Investing Activities		1	1	0
Proceeds from (Repayments of) Short-term Debt		0	0	0
Proceeds from Other Equity		0	0	1
DIP Facility Fees		0	0	0
Proceeds from (Repayments of) Related Party Debt		0	0	0
Net Cash Provided by (Used in) Financing Activities		0	0	1
Cash and Cash Equivalents, Period Increase (Decrease)		0	0	0
Cash		0	0	0	$ 0
Momentive Holdings [Member]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest		$ (1)	$ (2)	$ (1)

[1]	sales are not significant and, as such, are eliminated within the selling segment.
[2]	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.